CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2011	2012
	(EUR in thousands)
Current accounts with banks	444,730	536,896
Cash and similar items	1,058,153	1,134,941
Current account with central bank	209,730	475,365
Other	5,123	9,638
Total	1,717,736	2,156,840